Warrant Liabilities (Details) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($) shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	May 10, 2024 shares	Mar. 04, 2024 USD ($) $ / shares	Dec. 27, 2023 USD ($) day $ / shares shares
Class of Warrant or Right [Line Items]
Number of days from which warrants are exercisable										30 days
Warrants exercised during period (in shares)	0
Exercise price (in dollars per share) | $ / shares									$ 0.01	$ 11.50
Number of shares called by each warrant (in shares)										1
Warrant liabilities | $	$ 2,508	$ 3,726		$ 3,726		$ 2,508	$ 971		$ 3,746	$ 2,248
Loss on change in fair value of warrant liability | $		$ (1,500)	$ 0	$ 2,179	$ 0	$ 334	0
Private and Public Warrants
Class of Warrant or Right [Line Items]
Warrant liabilities | $							$ 0
Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants (in shares)								2,521,569		7,066,668
Number of days from which warrants are exercisable										30 days
Redemption price (in dollars per share) | $ / shares										$ 0.01
Minimum common stock price for redemption of warrants, number of trading days | day										20
Redemption trading period | day										30
End of trading period before notice of redemption, number of business days										3 days
Public Warrants | Common Class A
Class of Warrant or Right [Line Items]
Minimum common stock price for redemption of warrants (in dollars per share) | $ / shares										$ 18.00
Private Placement Warrants
Class of Warrant or Right [Line Items]
Number of warrants (in shares)	4,333,333					4,333,333				4,333,333